Line of Credit and Notes Payable - Exchange Note Exchange Financing (Details)			3 Months Ended	6 Months Ended
	Jun. 24, 2024 USD ($) $ / shares	Nov. 21, 2023 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 USD ($) D $ / shares	Mar. 28, 2024 USD ($)	Oct. 05, 2022 USD ($)
Line of Credit and Notes Payable
Aggregate principal amount					$ 224,000
Conversion price (in dollars per share) | $ / shares		$ 10.00	$ 2.00	$ 2.00
Maximum reset of conversion price (in dollars per share) | $ / shares		$ 2.00
Bridge securities purchase agreement
Line of Credit and Notes Payable
Original issue discount (in percentage)						10.00%
VSee Note | Exchange Agreement
Line of Credit and Notes Payable
Principal amount not exchangeable		$ 600,000
iDoc Note | Exchange Agreement
Line of Credit and Notes Payable
Principal amount not exchangeable		$ 600,000
Exchange Note
Line of Credit and Notes Payable
Annual fixed interest rate (in percentage)	8.00%
Conversion price (in dollars per share) | $ / shares	$ 10
Share price trigger to determine reset of conversion price (in dollars per share) | $ / shares	10.00
Maximum reset of conversion price (in dollars per share) | $ / shares	$ 2.0
Percentage of average lowest VWAP of common stock considered for determination of Amortization Conversion Price (in percentage)	95.00%			95.00%
Number of trading days to determine Amortization Conversion Price | D				10
Minimum conversion price to make amortization payment (in dollars per share) | $ / shares				$ 2.00
Fair value	$ 6,155,925		$ 5,666,873	$ 5,666,873
Total interest expense			$ 2,804	2,804
Change in fair value				$ 489,052
Bridge Note | Bridge securities purchase agreement | Bridge Investor
Line of Credit and Notes Payable
Aggregate principal amount						$ 2,222,222